29. Other income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income
Subsidy income, net	R$ 28,722	R$ 28,134	R$ 21,513
Fines on telecommunications services	41,699	39,639	37,630
Income from disposal of assets (*)	2,865	57,563	1,459,067
Other income	171,273	181,234	50,528
Operating income	244,559	306,570	1,568,738
Expenses
FUST/FUNTTEL (**)	(140,878)	(163,955)	(168,351)
Taxes, fees and contributions	(4,466)	(2,980)	(3,970)
Provision for legal and administrative proceedings, net of reversals	(366,476)	(352,154)	(348,339)
Expenses from disposal of assets (*)	(6,618)	(14,473)	(245,756)
Other expenses	(24,831)	(21,987)	(23,124)
Before amortization	(543,269)	(555,549)	(789,540)
Amortization of authorizations	(261,927)	(273,081)	(344,915)
Operating expense	(805,196)	(828,630)	(1,134,455)
Other income (expenses), net	R$ (560,637)	R$ (522,060)	R$ 434,283